Document And Entity Information	12 Months Ended
	Jun. 30, 2013	Aug. 12, 2013
Document Information [Line Items]
Entity Registrant Name	RMG Networks Holding Corp
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,284,593
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-190921) of RMG Networks Holding Corporation is to file a revised Exhibit 5.1 and the required XBRL interactive data with the Securities and Exchange Commission. XBRL is a global standard for exchanging business information and the XBRL interactive data presents the financial statements that were previously filed in the Registration Statement, which are unchanged, in this business reporting language. Accordingly, this Amendment No. 1 consists solely of the facing page, this explanatory note, Part II, Exhibit 5.1, the XBRL interactive data and the signature page.
Entity Central Index Key	0001512074
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Symon Holdings Corporation [Member]
Document Information [Line Items]
Entity Registrant Name	Symon Holdings Corp
Current Fiscal Year End Date	--01-31
Entity Central Index Key	0001342461
Entity Filer Category	Smaller Reporting Company